Presentation of financial statements and significant accounting practices adopted, Financial instruments and Provisions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial instruments [Abstract]
Financial assets available for sale	R$ 0	R$ 0	R$ 0
Provisions [Abstract]
Pre-tax long-term average weighted cost of capital rate	15.26%	14.30%